KKR Income Opportunities Fund				July 31, 2021
				(Unaudited)
Schedule of Investments

			Par†	Value
LEVERAGED LOANS - 83.3%
Aerospace & Defense - 7.4%
EaglePicher Technologies, LLC, TL 2L 02/18
7.342% (1 month US LIBOR + 7.250%), 03/08/2026 (a)			1,957,223	$1,922,365
Sequa Corp., TL 1L 07/20
7.750% (3 month US LIBOR + 6.750%), 11/28/2023 (a)			5,745,343	5,829,139
Sequa Corp., TL 2L 07/20
11.750% (3 month US LIBOR + 10.750%), 04/28/2024 (a)			17,878,559	17,643,993
				25,395,497
Auto Components - 4.1%
American Tire Distributors, Inc., TL 1L 04/15
8.500% (1 month US LIBOR + 7.500%), 09/02/2024 (a)			4,839,840	4,851,068
BBB Industries LLC, TL 1L 06/18
4.592% (1 month US LIBOR + 4.500%), 08/01/2025 (a)			3,379,844	3,363,367
Innovative XCessories & Services, TL 1L 02/20
5.000% (3 month US LIBOR + 4.250%), 03/05/2027 (a)			4,430,263	4,451,041
Rough Country LLC, TL 2L 07/21
7.500% (3 month US LIBOR + 6.750%), 07/26/2029 (a)			841,950	843,003
Truck Hero, Inc., TL 1L 01/21
4.500% (1 month US LIBOR + 3.750%), 01/31/2028 (a)			537,728	536,755
				14,045,234
Building Products - 0.6%
VC GB Holdings Inc., TL 2L 06/21
7.250% (1 month US LIBOR + 6.750%), 06/30/2029 (a)			1,927,630	1,956,544

Chemicals - 4.3%
Aruba Investments, Inc., TL 2L 10/20
8.500% (6 month US LIBOR + 7.750%), 11/24/2028 (a)			1,841,010	1,859,420
Flint Group GmbH, TL 1L B 04/14
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	52,147	61,581
Flint Group GmbH, TL 1L B5 02/17
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	147,399	173,944
Invictus, TL 2L 01/18
6.842% (1 month US LIBOR + 6.750%), 03/30/2026 (a)			489,340	489,418
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (3 month US LIBOR + 3.500%), 10/26/2024 (a)			9,132,578	8,919,515
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (3 month US LIBOR + 8.250%), 10/27/2025 (a)			3,300,210	3,196,749
				14,700,627
Commercial Services & Supplies - 4.9%
Access CIG, LLC, TL 2L 02/18
7.842% (1 month US LIBOR + 7.750%), 02/27/2026 (a)			1,292,375	1,290,766
Monitronics International, Inc., TL 1L EXIT 08/19
7.750% (1 month US LIBOR + 6.500%), 03/29/2024 (a)(d)			5,549,005	5,353,403
VFS Global Services Pvt Ltd, TL 1L B 06/17
3.250% (6 month EURIBOR + 3.250%), 07/29/2024 (a)(b)		EUR	1,931,180	2,192,786
VFS Global Services Pvt Ltd, TL 1L B 06/17
4.114% (6 month LIBOR GBP + 4.000%), 07/29/2024 (a)(b)		GBP	4,123,175	5,488,295
Viad Corp., TL 1L B 07/21
5.500% (3 month US LIBOR + 3.500%), 07/27/2028 (a)			2,439,900	2,415,501
				16,740,751
Construction & Engineering - 4.7%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 month US LIBOR + 4.250%), 06/21/2024 (a)			4,986,616	4,904,436
Total Safety US, Inc., TL 1L B 07/19
7.000% (3 month US LIBOR + 6.000%), 08/16/2025 (a)			5,064,264	5,080,976
USIC Holdings, Inc., TL 2L 05/21
7.250% (1 month US LIBOR + 6.500%), 05/07/2029 (a)			431,521	437,724
Yak Access, LLC, TL 1L B 05/18
5.092% (1 month US LIBOR + 5.000%), 07/11/2025 (a)			6,048,506	5,582,982
				16,006,118
Containers & Packaging - 0.1%
Anchor Glass Container Corp., TL 1L 07/17
3.750% (3 month US LIBOR + 2.750%), 12/07/2023 (a)			551,683	514,861

Distributors - 2.7%
Distribution International, Inc., TL 1L 06/19
6.750% (3 month US LIBOR + 5.750%), 12/15/2023 (a)			9,398,367	9,092,920

Diversified Consumer Services - 3.6%
Jostens, Inc., TL 1L 12/18
5.685% (3 month US LIBOR + 5.500%), 12/19/2025 (a)			7,005,307	$7,037,397
KinderCare Education LLC, TL 1L B 09/18
4.750% (3 month US LIBOR + 3.750%), 02/21/2025 (a)			3,144,566	3,085,825
Learning Care Group, Inc., TL 1L B 02/18
4.250% (3 month US LIBOR + 3.250%), 03/13/2025 (a)			763,415	747,429
Learning Care Group, Inc., TL 1L B 05/20
9.500% (6 month US LIBOR + 8.500%), 03/13/2025 (a)(d)			1,281,862	1,294,681
Learning Care Group, Inc., TL 2L 03/18
8.500% (6 month US LIBOR + 7.500%), 03/13/2026 (a)			124,840	124,007
				12,289,339
Electronic Equipment, Instruments & Components - 3.3%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 month US LIBOR + 7.500%), 12/01/2025 (a)			11,291,720	11,295,220

Energy Equipment & Services - 0.1%
Caprock Midstream, LLC, TL 1L B 10/18
4.842% (1 month US LIBOR + 4.750%), 11/03/2025 (a)			199,401	196,410
ChampionX Corp., TL 1L B 05/20
6.000% (6 month US LIBOR + 5.000%), 06/03/2027 (a)			345,202	351,890
				548,300
Food Products - 0.3%
CSM Bakery Products, TL 2L 01/13
8.750% (3 month US LIBOR + 7.750%) 02/04/2022 (a)(c)			1,216,336	1,209,245

Health Care Equipment & Supplies - 1.9%
Drive DeVilbiss Healthcare LLC, TL 1L 03/21
10.500% (3 month US LIBOR + 9.500%), 06/01/2025 (a)			5,502,856	5,282,742
Orchid Othopedic Solutions LLC, TL 1L 02/19
4.618% (3 month US LIBOR + 4.500%), 03/05/2026 (a)			1,364,886	1,311,996
				6,594,738
Health Care Providers & Services - 1.2%
Affordable Care Inc., TL 1L 10/15
5.750% (3 month US LIBOR + 4.750%), 10/24/2022 (a)(c)			4,025,607	3,965,223
Paradigm Acquisition Corp, TL 2L 10/18 LC
7.647% (3 month US LIBOR + 7.500%), 10/26/2026 (a)			213,465	208,529
				4,173,752
Hotels, Restaurants & Leisure - 8.7%
Aimbridge Acquisition Co, Inc., TL 1L B 10/19
3.842% (1 month US LIBOR + 3.750%), 02/02/2026 (a)			4,905,733	4,755,495
B&B Hotels SAS, TL 1L B3A 01/20
3.875% (6 month EURIBOR + 3.875%), 07/31/2026 (a)(b)		EUR	4,670,208	5,294,509
B&B Hotels SAS, TL 1L B4 03/21
5.500% (6 month EURIBOR + 5.500%), 07/30/2026 (a)(b)		EUR	1,159,680	1,366,634
ClubCorp Club Operations, Inc., TL 1L B 08/17
2.897% (3 month US LIBOR + 2.750%), 09/18/2024 (a)			6,109,715	5,792,438
Life Time Fitness Inc, TL 1L 01/21
5.750% (3 month US LIBOR + 4.750%), 12/10/2024 (a)			2,602,253	2,603,893
Piolin BidCo SAU, TL 1L B 05/20 EUR
7.500% (3 month EURIBOR + 7.500%), 09/16/2026 (a)(b)		EUR	2,682,184	3,196,991
United PF Holdings LLC, TL 1L 01/20
4.118% (3 month US LIBOR + 4.000%), 12/30/2026 (a)			6,619,377	6,362,876
United PF Holdings LLC, TL 1L 06/20
9.500% (3 month US LIBOR + 8.500%), 12/30/2026 (a)			493,660	497,362
				29,870,198
Household Products - 0.2%
Polyconcept North America Holdings, Inc., TL 1L B 08/16
5.500% (6 month US LIBOR + 4.500%), 08/16/2023 (a)			879,476	848,329

Industrial Conglomerates - 1.3%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18 USD
3.868% (3 month US LIBOR + 3.750%), 12/12/2025 (a)			4,186,743	4,118,708
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18
3.750% (3 month EURIBOR + 3.750%), 12/12/2025 (a)		EUR	191,310	220,321
				4,339,029
IT Services - 1.7%
CoreLogic Inc., TL 2L 06/21
7.000% (1 month US LIBOR + 6.500%), 06/04/2029 (a)			991,064	1,003,452
PSAV Inc., TL 1L B1 12/20
4.500% (6 month US LIBOR + 3.250%), 03/03/2025 (a)			552,374	496,361
PSAV, Inc., TL 1L B3 12/20
15.000%, 10/15/2026 (h)			1,922,981	2,291,232
PSAV, Inc., TL 2L 02/18
8.250% (3 month US LIBOR + 7.250%), 09/01/2025 (a)			2,530,890	1,980,421
				5,771,466
Life Sciences Tools & Services - 1.6%
PAREXEL International Corp, TL 2L 07/21
7.000% (3 month US LIBOR + 6.500%), 07/27/2029 (a)(d)(e)			5,637,180	5,524,436

Machinery - 3.0%
Accuride Corp., TL 1L B 10/17
6.250% (3 month US LIBOR + 5.250%), 11/17/2023 (a)			5,175,932	$4,973,527
CPM Holdings, Inc., TL 2L 10/18
8.350% (1 month US LIBOR + 8.250%), 11/16/2026 (a)			1,321,319	1,310,312
WireCo WorldGroup, Inc., TL 1L 07/16
6.000% (3 month US LIBOR + 5.000%), 09/29/2023 (a)			3,954,591	3,960,246
				10,244,085
Media - 3.2%
NEP Broadcasting, LLC, TL 1L 05/20
9.250% (3 month US LIBOR + 8.250%), 06/01/2025 (a)(d)(e)			1,610,197	1,658,503
NEP Broadcasting, LLC, TL 1L B 09/18 EUR
3.500% (3 month EURIBOR + 3.500%), 10/20/2025 (a)			2,655,838	2,566,203
NEP Broadcasting, LLC, TL 1L B 09/18
3.342% (1 month US LIBOR + 3.250%), 10/20/2025 (a)			1,295,040	1,491,516
NEP Broadcasting, LLC, TL 2L 09/18
7.092% (1 month US LIBOR + 7.000%), 10/19/2026 (a)			5,582,870	5,412,592
				11,128,814
Metals & Mining - 0.8%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500% (1 month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)			2,659,476	2,659,476

Multiline Retail - 1.9%
Belk, Inc., TL 1L 02/21 (FLFO)
8.500% (3 month US LIBOR + 7.500%), 07/31/2025 (a)(c)(d)			459,875	461,889
Belk, Inc., TL 1L EXIT 02/21 PIK Toggle (FLSO)
10.000%, 07/31/2025 (c)(d)(h)			7,824,338	5,985,619
				6,447,508
Oil, Gas & Consumable Fuels - 0.5%
Lucid Energy Group II Borrower LLC, TL 1L 01/18
4.000%, (1 month US LIBOR +3.000%), 02/17/2025 (a)			1,590,722	1,565,533

Personal Products - 0.3%
Coty Inc., TL 1L B 04/18 USD
2.352% (1 month US LIBOR + 2.250%), 04/07/2025 (a)(c)			917,406	883,824

Professional Services - 1.0%
SIRVA Worldwide, Inc., TL 1L 07/18
5.605% (3 month US LIBOR + 5.500%), 08/04/2025 (a)			1,892,709	1,788,609
SIRVA Worldwide, Inc., TL 2L 07/18
9.656% (3 month US LIBOR + 9.500%), 08/03/2026 (a)(d)			1,149,740	1,019,434
TMF Group Holding BV, TL 2L 12/17
6.875% (6 month EURIBOR + 6.875%), 06/08/2026 (a)(b)		EUR	440,830	523,257
				3,331,300
Road & Rail - 1.3%
Transplace, TL 2L 09/17
9.750% (6 month US LIBOR + 8.750%), 10/06/2025 (a)			4,532,039	4,537,704

Software - 11.8%
Applied Systems, Inc., TL 2L 02/21 (Reprice)
6.250% (1 month US LIBOR + 5.500%), 09/19/2025 (a)			1,451,156	1,472,147
Misys Ltd., TL 1L 04/17
4.500% (6 month US LIBOR + 3.500%), 06/13/2024 (a)			9,832,948	9,693,271
Misys Ltd., TL 2L 04/17 USD
8.250% (6 month US LIBOR + 7.250%), 06/13/2025 (a)			10,940,116	11,032,451
Solera LLC, TL 2L 06/21
9.000% (6 month US LIBOR + 8.000%), 06/04/2029 (a)			10,278,480	10,522,594
TIBCO Software, Inc., TL 2L 02/20
7.350% (1 month US LIBOR + 7.250%), 03/03/2028 (a)			7,652,730	7,734,040
				40,454,503
Specialty Retail - 1.5%
Douglas Holding AG, TL 1L B 03/21
5.500%, (6 month EURIBOR + 5.500%), 03/26/2026 (a)(b)		EUR	254,396	300,295
Douglas Holding AG, TL 1L B2 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	146,797	173,283
Douglas Holding AG, TL 1L B3 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	193,070	227,905
Douglas Holding AG, TL 1L B4 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	448,618	529,561
Douglas Holding AG, TL 1L B5 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	100,011	118,055
Talbots, Inc., TL 1L B 11/18
7.147% (3 month US LIBOR + 7.000%), 11/28/2022 (a)		EUR	3,908,888	3,713,443
				5,062,542
Textiles, Apparel & Luxury Goods - 3.9%
Varsity Brands, Inc., TL 1L 11/17
4.500% (1 month US LIBOR + 3.500%), 12/16/2024 (a)			13,679,444	13,341,288

Transportation Infrastructure - 1.4%
Direct ChassisLink, Inc., TL 2L 04/19
7.119% (3 month US LIBOR + 7.000%), 04/10/2026 (a)			4,688,217	$4,791,733

TOTAL LEVERAGED LOANS (amortized cost $280,992,421)				285,364,914

HIGH YIELD SECURITIES - 68.0%
Auto Components - 1.8%
BBB Industries, LLC
9.250%, 08/01/2025 (f)			2,678,000	2,908,977
Truck Hero, Inc.
6.250%, 02/01/2029 (f)			825,000	853,999
Wheel Pros, Inc.
6.500%, 05/15/2029 (f)			2,240,000	2,279,043
				6,042,019
Biotechnology - 1.8%
Intercept Pharmaceuticals, Inc.
3.250%, 07/01/2023			3,060,000	2,755,613
2.000%, 05/15/2026			1,932,000	1,314,147
Radius Health, Inc.
3.000%, 09/01/2024			2,468,000	2,243,276
				6,313,036
Building Products - 8.0%
Acproducts Inc.
6.375%, 05/15/2029 (f)			3,191,000	3,213,656
LBM Borrower LLC
7.750%, 04/01/2027 (f)			9,097,000	9,156,449
6.250%, 01/15/2029 (f)			8,095,000	8,121,147
PrimeSource Building Products
5.625%, 02/01/2029 (f)			2,532,000	2,487,677
6.750%, 08/01/2029 (f)			4,314,000	4,363,072
				27,342,001
Chemicals - 3.3%
Consolidated Energy Finance SA
3.869% (3 Month US LIBOR + 3.750%), 06/15/2022 (b)(f)			608,000	602,875
6.875%, 06/15/2025 (b)(f)			484,000	492,998
6.500%, 05/15/2026 (a)(b)(f)			1,014,000	1,029,114
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)			3,163,000	2,866,880
SI Group Inc.
6.750%, 05/15/2026 (c)(d)(f)			6,041,000	6,160,853
				11,152,720
Commercial Services & Supplies - 1.3%
Multi-Color Corp
10.500%, 07/15/2027 (f)			4,146,000	4,566,280

Construction & Engineering - 0.9%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)			2,890,000	2,976,816

Construction Materials - 4.3%
Cemex Materials LLC
7.700%, 07/21/2025 (f)			12,842,000	14,806,826

Diversified Telecommunication Services - 0.4%
Zayo Group LLC
6.125%, 03/01/2028 (f)			1,484,000	1,512,062

Electronic Equipment, Instruments & Components - 1.2%
CommScope, Inc.
6.000%, 06/15/2025 (f)			3,153,000	3,204,236
8.250%, 03/01/2027 (f)			711,000	753,685
				3,957,921
Health Care Equipment & Supplies - 0.5%
Haemonetics Corp.
0.000%, 03/01/2026 (f)			2,065,000	1,770,408

Health Care Providers & Services - 3.6%
AHP Health Partners, Inc.
5.750%, 07/15/2029 (f)			336,000	340,213
CHS/Community Health Systems, Inc.
6.875%, 04/15/2029 (f)			1,484,000	1,566,867
6.125%, 04/01/2030 (f)			1,997,000	2,025,707
LifePoint Hospitals, Inc.
5.375%, 01/15/2029 (f)			1,727,000	1,720,558
Radiology Partners Inc.
9.250%, 02/01/2028 (f)			6,298,000	6,808,894
				12,462,239
Hotels, Restaurants & Leisure - 15.3%
Carnival Corp.
5.750%, 03/01/2027 (f)			10,373,000	$10,554,527
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)			8,477,000	8,360,441
Life Time Fitness Inc
5.750%, 01/15/2026 (f)			5,506,000	5,609,155
Merlin Entertainments PLC
5.750%, 06/15/2026 (b)(f)			764,000	798,411
6.625%, 11/15/2027 (b)(f)			3,746,000	3,816,668
NCL Corp Ltd.
12.250%, 05/15/2024 (f)			3,033,000	3,582,746
6.125%, 03/15/2028 (f)			4,841,000	4,895,655
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (f)			9,336,000	9,532,243
Viking Cruises Ltd.
7.000%, 02/15/2029 (f)			5,042,000	5,080,496
				52,230,342
Insurance - 5.7%
Alliant Holdings I, Inc.
6.750%, 10/15/2027 (f)			1,287,000	1,344,979
Aspen Insurance Holdings Ltd
7.625%, 10/15/2025 (f)			6,672,000	7,087,466
National Financial Partners Corp
6.875%, 08/15/2028 (f)			10,729,000	11,180,476
				19,612,921
IT Services - 1.6%
West Corp.
8.500%, 10/15/2025 (f)			5,691,000	5,554,331

Leisure Products - 0.1%
Club Car LLC
6.375%, 06/01/2029 (f)			287,000	283,058

Media - 1.0%
Intelsat Jackson Holdings SA
0.000%, 08/01/2023 (b)(g)			1,208,000	662,890
Spotify USA, Inc.
0.000%, 03/15/2026 (f)			2,957,000	2,671,650
				3,334,540
Oil, Gas & Consumable Fuels - 2.9%
Genesis Energy
5.625%, 06/15/2024			206,000	205,183
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027			1,377,000	1,444,252
6.875%, 01/15/2029			537,000	566,538
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (f)			21,000	21,736
6.000%, 12/31/2030 (f)			834,000	877,502
Vine Oil & Gas LP
6.750%, 04/15/2029 (f)			6,415,000	6,703,675
				9,818,886
Road & Rail - 4.3%
Kenan Advantage Group, Inc./The
7.875%, 07/31/2023 (c)(f)			14,527,000	14,574,213

Specialty Retail - 6.0%
Douglas Holding AG
6.000%, 04/08/2026 (b)(f)		EUR	10,461,000	12,375,150
8.250%, 10/01/2026 (b)(f)		EUR	6,970,000	8,155,542
				20,530,692
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands, Inc.
9.000% (3 month US LIBOR + 8.000%), 12/22/2024 (a)(f)			1,017,000	1,019,543

Trading Companies & Distributors - 3.7%
Neon Holdings Inc
10.125%, 04/01/2026 (f)			1,720,000	1,868,118
TruckPro LLC
11.000%, 10/15/2024 (f)			6,091,000	6,681,949
White Cap Buyer LLC
6.875%, 10/15/2028 (f)			1,787,000	1,909,910
White Cap Parent LLC
8.250%, 03/15/2026 (f)			2,046,000	2,112,608
				12,572,585

TOTAL HIGH YIELD SECURITIES (amortized cost $228,094,033)				232,433,439

			Shares
COMMON STOCKS - 2.3%
Energy Equipment & Services - 0.1%
Proserv Group Parent, LLC (b)(d)(e)			114,010	$196,649

Food Products - 0.0%
CTI Foods Holding Co LLC (c)(d)(e)			955	9,020

Health Care Providers & Services - 0.1%
Quorum Health Corp. (c)(d)(e)			3,964,000	390,807

Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc.			67,230	2,734,244

Metals & Mining - 1.3%
Foresight Energy LLC (c)(d)(e)			320,380	4,600,434

Specialty Retail - 0.0%
Charlotte Russe, Inc. (c)(d)(e)			3,649	-

TOTAL COMMON STOCKS (cost $9,960,131)				7,931,154

PREFERRED STOCK - 0.3%
Energy Equipment & Services - 0.1%
Proserv Group Parent, LLC (b)(d)(e)			36,249	409,050

Professional Services - 0.2%
Clarivate Analytics US LLC
5.250%, 06/01/2024			7,920	719,928

TOTAL PREFERRED STOCK (cost $1,025,307)				1,128,978

TOTAL INVESTMENTS (amortized cost $520,071,892)(i) - 153.9%				526,858,485
LIABILITIES EXCEEDING OTHER ASSETS, NET - (53.9)%				(184,611,579)
NET ASSETS - 100.0%				$342,246,906

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2021.
(b)	Non-U.S. security.
(c)
Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2021 was $40,900,603 and represented 12.0% of net assets.

(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2021 was $35,724,254 and represented 10.4% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of July 31, 2021 was $223,241,540, which represent 65.2% of net assets.

(g)	Non-income producing security.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:
Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Affordable Care, Inc.	4,025,607	08/07/2019 - 03/04/2020	3,973,302	3,965,223	1.2%
Belk, Inc.	459,875	02/24/2021	453,650	461,889	0.1%
Belk, Inc.	7,824,338	02/24/2021	3,931,219	5,985,619	1.7%
Charlotte Russe Inc.	3,649	02/02/2018	-	-	0.0%
Coty Inc.	917,406	03/26/2020 - 05/05/2020	786,007	883,824	0.3%
CTI Foods Holding Co LLC	955	05/03/2019	112,798	9,020	0.0%
CSM Bakery Products	1,216,336	08/14/2013 - 02/03/2020	1,214,738	1,209,245	0.4%
Foresight Energy, LLC	320,380	06/30/2020 - 08/29/2020	3,568,040	4,600,434	1.3%
Foresight Energy, LLC TL 1L A 06/20 (Exit)	2,659,476	06/30/2020	2,659,476	2,659,476	0.8%
Kenan Advantage Group, Inc./The	14,527,000	05/05/2016-07/13/2021	14,518,679	14,574,213	4.3%
Quorum Health Corp.	3,964,000	07/07/2020	1,871,035	390,807	0.1%
SI Group Inc.	6,041,000	05/11/2021	6,041,000	6,160,853	1.8%

	(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2021:

Country:	% of Net Assets
United States	139.9%
Germany	6.5%
Sweden	2.2%
France	1.9%
United Kingdom	1.5%
Spain	0.9%
Switzerland	0.6%
Luxembourg	0.2%
Netherlands	0.2%
	153.9%
Liabilities Exceeding Other Assets, Net	(53.9)%
	100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2021 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	$-	$275,522,499	$9,842,415	$285,364,914
High Yield Securities	-	232,433,439	-	232,433,439
Preferred Stocks	719,928	-	409,050	1,128,978
Common Stocks	2,734,244	-	5,196,910	7,931,154
Cash equivalents	5,351,609	-	-	5,351,609
Total Investments in securities and cash equivalents	$8,805,781	$507,955,938	$15,448,375	$532,210,094

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2020		$4,379,794	$5,839,398	$409,050
Purchases		5,531,939	-	-
Sales and paydowns		(507,793)	(273,440)	-
Settlements		8,425	-	-
Net change in appreciation		441,060	1,453,043	-
Net realized loss		(11,010)	(1,822,091)	-
Balance as of July 31, 2021		$9,842,415	$5,196,910	$409,050

Net change in appreciation on investments held at July 31, 2021		$441,060	$1,453,043	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2021:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans(4)	$9,842,415	Yield Analysis	Yield	7% - 8% (8%)
			Discount Margin	3%
			EBITDA Multiple	3.0x -12.1x(6.5x)
			Net Leverage	0.8x - 11.3x(4.8x)
Common Stocks(5)	$5,196,910	Market Comparables	LTM EBITDA Multple	1.2x
			FWD EBITDA Multple	1.0x - 7.3x(2.9x)
			Illiquidity Discount	10% - 20% (10%)
		Discounted Cash Flows	WACC	25%
Preferred Stocks	$409,050	Market Comparables	NCY Revenue	1.0x
			LTM Revenue	1.3x

(1)
For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)
The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the total $9,842,415 of leveraged loans, $5,524,436 is valued solely based on an appraisal based on transactional cost.
(5)	Of the total $5,196,910 of common stocks, $4,806,103 and $390,807 were valued solely on an appraisal based on market comparables and discounted cash flow analysis, respectively.